Related Parties (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018	Dec. 23, 2019
Professional fees	$ 997,000	$ 895,000	$ 1,837,000	$ 1,519,000	$ 3,918,000	$ 2,078,000
Common stock shares issued	1,103,643		1,103,643		907,047	721,295
Common stock, shares value
J. Steven Holmes [Member]
Professional fees	$ 360,000	$ 180,000	$ 360,000	$ 180,000	$ 720,000	$ 700,000
Messrs. Higgins and White [Member]
Common stock shares issued							856
Common stock, shares value							$ 7,000
Messrs. Higgins [Member]
Common stock shares issued							428